Consolidated Statement of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Revenue
Total revenue		$ 108,176,683	$ 95,257,538	$ 185,349,630
Cost of revenues		100,076,361	107,142,741	158,502,351
Gross profit (loss)		8,100,322	(11,885,203)	26,847,279
Operating expenses:
Selling expenses				16,342
General and administrative expenses		5,795,768	3,742,728	3,250,019
Total operating expenses		5,795,768	3,742,728	3,266,361
Income (loss) from operations		2,304,554	(15,627,931)	23,580,918
Other income (expense)
Interest income		3,444	7,738	18
Interest expense		(90,203)	(112,022)	(101,877)
Change in fair value of convertible notes		(23,213,031)
Loss on settlement of convertible notes		(306,793)
Other income (expense), net		91,318	(42,947)	129,098
Total other (expense) income, net		(23,515,265)	(147,231)	27,239
(Loss) Income before income taxes		(21,210,711)	(15,775,162)	23,608,157
Provision for income taxes		4,139	2,542	11,243
Net (loss) income		(21,214,850)	(15,777,704)	23,596,914
Less: Net income (loss) attributable to non-controlling interests		2,382,846	(6,445,680)	11,364,098
Net (loss) income attributable to the Company		(23,597,696)	(9,332,024)	12,232,816
Comprehensive income (loss)		(21,214,850)	(15,777,704)	23,596,914
Less: Comprehensive income (loss) attributable to non-controlling interests		2,382,846	(6,445,680)	11,364,098
Comprehensive income (loss) attributable to the Company		$ (23,597,696)	$ (9,332,024)	$ 12,232,816
(Loss) earnings per share attributable to the Company - Basic (in Dollars per share)	[1]	$ (0.4)	$ (0.18)	$ 0.24
(Loss) earnings per share attributable to the Company - diluted (in Dollars per share)	[1]	$ (0.4)	$ (0.18)	$ 0.24
Weighted Average Shares Outstanding - Basic (in Shares)	[1]	58,854,616	52,424,287	50,000,000
Weighted Average Shares Outstanding - diluted (in Shares)	[1]	58,854,616	52,424,287	50,000,000
Ocean Freight Revenue
Revenue
Revenue		$ 105,387,225	$ 94,523,562	$ 178,126,765
Vessel Service Revenue
Revenue
Revenue		$ 2,789,458	$ 733,976	$ 7,222,865

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization